UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     July 25, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     90

Form13F Information Table Value Total:     $222,703 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      329     4075 SH       SOLE                     4075
Abbott Laboratories         COM                 002824100      301     6900 SH       SOLE                     6900
Altria Group                COM                 718154107      323     4402 SH       SOLE                     4402
American Express            COM                 025816109     3225    60597 SH       SOLE                    60597
American Growth Fd of Amer                                     205     6500 SH       SOLE                     6500
Amgen Inc                   COM                               2223    34080 SH       SOLE                    34080
Anheuser-Busch              COM                 035229103    14358   314930 SH       SOLE                   314930
AT&T                        COM                 001957109      225     8065 SH       SOLE                     8065
Automatic Data Processing   COM                 053015103      735    16200 SH       SOLE                    16200
Bank of New York            COM                 064057102      337    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    47799    15708 SH       SOLE                    15708
Biomet Incorporated         COM                 090613100      235     7524 SH       SOLE                     7524
Boeing                      COM                 097023105     3756    45855 SH       SOLE                    45855
BP PLC ADR                  COM                 055622104     1213    17427 SH       SOLE                    17427
Bravo! Foods Intl           COM                 105666101       49    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108      317    12250 SH       SOLE                    12250
Cadbury Schweppes Plc       COM                                642    16550 SH       SOLE                    16550
Central Fund of Canada Cl A                     153501101    15416  1792500 SH       SOLE                  1792500
Chevron                     COM                 166764100     2709    43652 SH       SOLE                    43652
cisco Systems               COM                 17275R102      260    13302 SH       SOLE                    13302
Citigroup                   COM                 172967101      405     8400 SH       SOLE                     8400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     9204   213938 SH       SOLE                   213938
ConocoPhillips              COM                 20825C104      507     7740 SH       SOLE                     7740
Costco Wholesale            COM                 22160K105     2472    43270 SH       SOLE                    43270
Diageo PLC ADR              COM                                669     9900 SH       SOLE                     9900
Dodge & Cox Stk Fd                                             361     2500 SH       SOLE                     2500
Duke Energy                 COM                 264399106      408    13900 SH       SOLE                    13900
E*Trade Group               COM                 269246104      365    16000 SH       SOLE                    16000
Electronic Data Sys         COM                 285661104     6840   284287 SH       SOLE                   284287
Excelixis Inc               COM                                155    15450 SH       SOLE                    15450
Express Scripts             COM                 302182100      287     4000 SH       SOLE                     4000
Exxon Mobil                 COM                 30231G102    12684   206743 SH       SOLE                   206743
Forest Labs                 COM                 345838106      282     7300 SH       SOLE                     7300
General Electric            COM                 369604103      881    26743 SH       SOLE                    26743
Gilead Sciences             COM                                272     4600 SH       SOLE                     4600
Home Depot                  COM                 437076102    11063   309115 SH       SOLE                   309115
Honeywell Intl              COM                 438516106      329     8173 SH       SOLE                     8173
Int'l Business Machines     COM                 459200101      702     9141 SH       SOLE                     9141
Johnson & Johnson           COM                 478160104     4373    72986 SH       SOLE                    72986
Kimberly-Clark              COM                 494368103      281     4550 SH       SOLE                     4550
Lilly Eli & Company         COM                 532457108      600    10850 SH       SOLE                    10850
Lowe's Companies            COM                 548661107      900    29660 SH       SOLE                    29660
McDonalds Corp              COM                 580135101     1998    59474 SH       SOLE                    59474
Merck & Co                  COM                 589331107    16327   448170 SH       SOLE                   448170
Midcap 400 SPDRs                                               411     2955 SH       SOLE                2     955
Montpelier RE               COM                                916    52975 SH       SOLE                    52975
Moody's Corporation         COM                 615369105      550    10100 SH       SOLE                    10100
Morgan Stanley              COM                                253     4000 SH       SOLE                     4000
Motorola                    COM                 620076109     8857   439565 SH       SOLE                   439565
Pepsico                     COM                 713448108     1930    32148 SH       SOLE                    32148
PetroChina ADR              COM                 71646E100     2729    25275 SH       SOLE                    25275
Pfizer Incorporated         COM                 717081103      522    22227 SH       SOLE                    22227
PNC Financial Services      COM                 693475105     2547    36300 SH       SOLE                    36300
Procter & Gamble            COM                 742718109     4918    88458 SH       SOLE                    88458
S&P 500 Index i Shares                                         222     1736 SH       SOLE                1     736
Schering CvPfd 6%                               806605606     3730    74110 SH       SOLE                    74110
Schering Plough Corp        COM                 806605101     8375   440101 SH       SOLE                   440101
Schlumberger                COM                 806857108      205     3150 SH       SOLE                     3150
Sonus Networks              COM                                465    93850 SH       SOLE                    93850
Texas Citizens Bank NA      COM                                162    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      686    22660 SH       SOLE                    22660
U S Bancorp                 COM                 902973304     5260   170348 SH       SOLE                   170348
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
USG Corp                    COM                 903293405     4664    63950 SH       SOLE                    63950
Vanguard Intl Eqty Idx Eur                                     220     7000 SH       SOLE                     7000
Vanguard Mid Cap Index Fd                                      226    12273 SH       SOLE                1    2273
Wachovia Corp               COM                 929903102      635    11739 SH       SOLE                    11739
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Weingarten Realty           COM                 948741103      237     6200 SH       SOLE                     6200
Wells Fargo & Co            COM                 949746101     6039    90020 SH       SOLE                    90020
YUM! Brands                 COM                 895953107      922    18340 SH       SOLE                    18340